Financial Information by Segment - Schedule of the Relative Size of Revenue Recognized in each Reportable Segment (Details) - Product Concentration Risk - Revenue generated	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Rubber
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	67.00%	66.00%	66.00%	65.00%
Specialty
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	33.00%	34.00%	34.00%	35.00%